Accumulated Other Comprehensive Loss - Components of Accumulated Other Comprehensive Loss Net of Tax Except for Foreign Currency Translation Adjustment (Footnote) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized Pension and Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income taxes	$ 0.2	$ 0.2	$ 4.7